Acquisitions and Divestments - Schedule of Pro Forma Financial Information Presents Combined Consolidated Results of Operations (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Business Combinations [Abstract]
Revenue | $	$ 9,850
Net income (loss) attributable to stockholders | $	$ (84)
Net income (loss) per common share attributable to stockholders:
- Basic | $ / shares	$ (0.25)
- Diluted | $ / shares	$ (0.25)